COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2017
Notes to Financial Statements
Note 18 - COMMITMENTS AND CONTINGENCIES

Employment agreements

On June 13, 2018, the Company entered into an Executive Service Agreement with the Company’s Chief Executive Officer, Mr. Brady Granier (the “Granier Executive Agreement”). Mr. Granier’s annual salary remains $175,000, includes a $500 per month car allowance and reimbursements for health and medical insurance. Mr. Granier was also granted a ten-year stock option to purchase an aggregate of 75,000 shares of the Company’s common stock at an exercise price of $14.00 per share and shall be granted to Mr. Granier (the “Granier Option”) in accordance with the terms and conditions of the Company’s 2018 Equity Incentive Plan (the “2018 Plan”) and the applicable stock option award agreement. Mr. Granier is also eligible to participate in the Company’s Bonus Plan. The Granier Executive Agreement is at-will and may be terminated with or without cause. Mr. Granier is also eligible to receive certain severance benefits in accordance with the Granier Executive Agreement including, but not limited to, severance payments for a period of twelve months following termination and any accrued, but unpaid salary.

On June 13, 2018, the Company entered into an Executive Service Agreement with the Chief Financial Officer and Chief Operating Officer of the Company, Ms. Lourdes Felix (the “Felix Executive Agreement”). Ms. Felix’s annual salary is now $175,000 includes a $500 per month car allowance and reimbursements for health and medical insurance. Ms. Felix was also granted a ten-year stock option to purchase an aggregate of 75,000 shares of the Company’s common stock at an exercise price of $14.00 per share and shall be granted to Ms. Felix (the “Felix Option”, together with the “Granier Option” and “Welch Option”, the “Executive Options”) in accordance with the terms and conditions of the Company’s 2018 Equity Incentive Plan (the “2018 Plan”) and the applicable stock option award agreement. Ms. Felix is also eligible to participate in the Company’s Bonus Plan. The Felix Executive Agreement is at-will and may be terminated with or without cause. Ms. Felix is also eligible to receive certain severance benefits in accordance with the Felix Executive Agreement including, but not limited to, severance payments for a period of twelve months following termination and any accrued, but unpaid salary.

On June 13, 2018, the Company entered into an Executive Service Agreement with the Company’s Vice President of Operations, Mr. Tom Welch (the “Welch Executive Agreement”). Mr. Welch’s annual salary is now $150,000, includes a $500 per month car allowance and reimbursements for health and medical insurance. Mr. Welch was also granted a ten-year stock option to purchase an aggregate of 75,000 shares of the Company’s common stock at an exercise price of $14.00 per share and shall be granted to Mr. Welch (the “Welch Option”) in accordance with the terms and conditions of the Company’s 2018 Equity Incentive Plan (the “2018 Plan”) and the applicable stock option award agreement. Mr. Welch is also eligible to participate in the Company’s Bonus Plan. The Welch Executive Agreement is at-will and may be terminated with or without cause. Mr. Welch is also eligible to receive certain severance benefits in accordance with the Welch Executive Agreement including, but not limited to, severance payments for a period of twelve months following termination and any accrued, but unpaid salary.

Lease agreement

The Company operates from leased space. Our executive offices are located at 2390 East Orangewood Avenue, Suite 575, Anaheim, California 92806, and our telephone number is (714) 462-4880. Our lease commenced effective July 1, 2016 for a term of three years. The base rent is $4,474 per month.

Operating leases

On March 9, 2016, the Company entered into a lease amendment and expansion agreement, whereby the Company agreed to lease office space in Anaheim, California, commencing July 1, 2016 and expiring on June 30, 2019.

Rent expense charged to operations, which differs from rent paid due to rent credits and to increasing amounts of base rent, is calculated by allocating total rental payments on a straight-line basis over the term of the lease. During the year ended December 31, 2017 and 2016, rent expense was $41,533 and $40,736.

As of December 31, 2017, future minimum lease payments for office space are as follows:

Year ended December 31, 2018	$52,903
Year ended December 31, 2019	26,844
Year ended December 31, 2019	$79,747

Royalty agreement

Alpine Creek Capital Partners LLC

On December 10, 2015. The Company entered into a royalty agreement with Alpine Creek Capital Partners LLC (“Alpine Creek”). The Company is in the business of selling a distinct implementation of the BioCorRx Recovery Program, a two-tiered comprehensive MAT program, which includes a counseling program, coupled with its proprietary Naltrexone Implant (the “Treatment”).

In accordance with the terms and provisions of the agreement, Alpine Creek will pay the Company an aggregate of $405,000 , payable as follows: (a) a deposit in the amount of $55,000, which Alpine Creek paid to the Company on November 20, 2015, (b) cancellation of that certain secured promissory note, dated October 19, 2015, issued by the Company to Alpine Creek in the aggregate principal amount of $55,000 and (c) within two (2) business days from the effective date, Alpine Creek will pay $295,000 to the Company.

In consideration for the payment, with the exception of treatments conducted in certain territories, the Company will pay Alpine Creek fifty percent (50%) of the Company’s gross profit for each Treatment sold in the United States that includes procurement of the Company’s implant product until the Company has paid Alpine Creek $1,215,000. In the event that the Company has not paid Alpine Creek $1,215,000 within 24 months of the Effective Date, then the Company shall continue to pay Alpine Creek fifty percent (50%) for each Treatment following the Effective Date until the Company has paid Alpine Creek an aggregate of $1,620,000, with the exception of treatments conducted in certain territories. Upon the Company’s satisfaction of these obligations, the Company shall pay Alpine Creek $100 for each treatment sold in the United States that includes procurement of the Company’s implant product, into perpetuity.

Therakine, Ltd

On July 28, 2016, the Company and Therakine, Ltd. entered into a Development, Commercialization and License Agreement. Pursuant to the Agreement, Therakine granted the Company an exclusive license to treat patients suffering addiction to opioids, methamphetamines, cocaine, or alcohol. The Company is permitted to sell on a worldwide basis the products that utilize the Technology. The Agreement expires when the Company’s last valid claim to Therakine’s patents expires. Upon expiration of the Agreement, the licenses granted will become irrevocable and fully paid up.

The Company agreed to pay, in return for the license to the Technology, up to $2,750,000 in milestone payments and royalties ranging from 5% to 12% of net sales of products that use the Technology with an aggregate payments of not less than $250,000. The Company is also required to pay a percentage of any sublicense income it receives related to products that use the Technology. In the event Therakine enters into a license agreement with a third party for products unrelated to injectable naltrexone that use the Technology, Therakine will pay the Company a percentage of its income from these products. As of December 31, 2016, the Company has paid an aggregate of $250,000, of which $75,000 is held in escrow with certain drug levels are met. (See Note 5)

In 2016, the Company transferred the rights under the Therakine, Ltd contract to BioCorRx Pharmaceuticals, Inc., a majority owned subsidiary of the Company.

Employment and consulting agreements

On September 1, 2015, the Company entered into an employment agreement with Kent Emry for the full time position of Chief Executive Officer of the Company for 12 months with automatic renewals. Compensation at $75,000 per annum (See Note 14). In 2016, Mr. Emry resigned as Chief Executive Officer.

Lourdes Felix, Chief Financial Officer and Chief Operating Officer and Brady Granier, Chief Executive Officer and President of the Company, entered into Executive Service Agreements with the Company on June 17, 2016 (the “Executive Agreements”).

The Executive Agreements provided, among other things, (i) the remuneration to be received in exchange for services provided to the Company; (ii) a general description of the services to be provided to the Company; and (iii) other obligations, terms, and conditions relating to the professional relationship between Felix and Granier, as applicable, and the Company.

Litigation

On March 7, 2016, Jeffery D. Segal, A Professional Corporation (“Segal”) filed a complaint against the Company alleging failure to pay for legal services rendered in aggregate of $59,174 with the Superior Court of the State of California, County of Los Angeles.

On March 9, 2016, Jorge Andrade (former Company’s Chief Executive Officer) and Terranautical Global Investments, Inc. filed with the Eighth Judicial District Court in Clark County, Nevada a lawsuit claiming unpaid compensation, bonuses and previous loans in aggregate of $316,000 plus accrued interest and damages.

On March 21, 2016, the Plaintiff and the Company entered into a settlement agreement whereby the Company agreed to settle for a cash payment of $250,000 due December 16, 2016. Subsequently, on March 8, 2017, the settlement agreement was amended with an initial payment of $190,000 to be delivered by March 15, 2017 and the remaining balance of $60,000 shall be paid in twelve (12) monthly payments of $5,000 each through April 1, 2018. At March 21, 2016, the Company reclassified $195,845 accounts payable and $54,155 notes payable, related party to settlement payable in the accompanying balance sheet. As of December 31, 2017, the outstanding balance due was $15,000.

In March 2017, the Company entered into a settlement agreement to pay the plaintiff and did pay $65,000 in full settlement. The Company had accrued the $65,000 for the year ended December 31, 2016.

The Company is subject at times to other legal proceedings and claims, which arise in the ordinary course of its business. Although occasional adverse decisions or settlements may occur, the Company believes that the final disposition of such matters should not have a material adverse effect on its financial position, results of operations or liquidity. There was no other outstanding litigation as of December 31, 2017.

Uncertain Tax Positions

The Company uses a number of independent contractors in our operations in which it does not pay or withhold any federal, state or provincial employment tax. There are a number of different tests used in determining whether an individual is an employee or an independent contractor and such tests generally take into account multiple factors. There can be no assurance that legislative, judicial or regulatory (including tax) authorities will not introduce proposals or assert interpretations of existing rules and regulations that would change, or at least challenge, the classification of our independent contractors. As of December 31, 2017 and 2016, the Company has reviewed the various independent contractor relationships and has determined to not accrue any additional liabilities related to the above contingency.